Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Significant Accounting Policies [Line Items]
Significant Accounting Policies

2.      Significant Accounting Policies

Basis of Presentation and Principle of Consolidation

The accompanying unaudited condensed financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. The accompanying unaudited condensed consolidated financial statements as of September 30, 2021 and for the three and nine months ended September 30, 2021 and 2020 and the related interim information contained within the notes to the financial statements are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited consolidated financial statements and in the opinion of management, reflect all normal recurring adjustments necessary for a fair statement of the Company’s financial position as of September 30, 2021 and the results of operations and cash flows for the nine months ended September 30, 2021 and 2020. The results of operations for the three and nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ended December 31, 2021 or for other future interim periods or years. The unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements as of and for the year ended December 31, 2020 set forth elsewhere in TDAC’s Form S-4 as amended and filed with the U.S. Securities and Exchange Commission.

Non-controlling Interests

Non-controlling interests represent the proportionate ownership of Aganar and JuegaLotto, held by minority members and reflect their capital investments as well as their proportionate interest in subsidiary losses and other changes in members’ equity, including translation adjustments.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions to determine the reported amounts of assets, liabilities, revenue and expenses. Although management believes these estimates are reasonable, actual results could differ from these estimates. The Company evaluates its estimates on an ongoing basis and prepares its estimates on historical experience and other assumptions the Company believes to be reasonable under the circumstances.

Reclassifications

Certain balances have been reclassified in the accompanying consolidated financial statements to conform to the current year presentation. These reclassifications had no effect on the balances of current or total assets and prior year’s net loss or accumulated deficit.

Going Concern

The Company has experienced operating losses and negative operating cash flows for the years ended December 31, 2020 and 2019. As of the date of the issuance date of these financial statements, our existing cash resources, net proceeds from the Business Combination, and cash to be generated from future operations, are anticipated to be sufficient to fund the Company’s operating activities, including our anticipated operating, debt and capital expense requirements, for at least 12 months after November 15, 2021.

Cash and Restricted Cash

As of September 30, 2021 and December 31, 2020, cash comprised of cash deposits, and deposits with some banks exceeded federally insured limits with the majority of cash held in one financial institution. Management believes all financial institutions holding its cash are of high credit quality and does not believe the Company is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

The Company had no marketable securities as of September 30, 2021 and December 31, 2020.

As of December 31, 2020, restricted cash included $6,950,000 escrow deposit related to the Company’s future performance obligations to provide data access to a third party under a Master Service Agreement dated December 12, 2020. As of September 30, 2021, the restricted cash balance was $0 as the Company met all requirements in the agreement.

Accounts Receivable

The Company through its various merchant providers pre-authorizes forms of payment prior to the sale of digital representation of lottery games to minimize exposure to losses related to uncollected payments and does not extend credit to the user of the B2C Platform or the commercial partner of the B2B API, being its customers, in the normal course of business. The Company estimates its bad debt exposure each period and records a bad debt provision for accounts receivable it believes it may not collect in full. The Company did not record any allowance for uncollectible receivables as of September 30, 2021 and December 31, 2020. The Company has not incurred bad debt expense historically.

Prepaid Expenses

Prepaid expenses consist of payments made on contractual obligations for services to be consumed in future periods. The Company entered into an agreement with a third party to provide advertising services and issued equity instruments as compensation for the advertising services. The Company expenses the service as it is performed. The value of the services provided were used to value these contracts. The current portion of prepaid expenses is included in current assets on the consolidated balance sheet.

Investments

On August 2, 2018, AutoLotto purchased 186,666 shares of Class A-1 common stock of a third party business development partner representing 4% of the total outstanding shares of the company. As this investment resulted in less than 20% ownership, it was accounted for using the cost basis method.

Property and equipment, net

Property and equipment are stated at cost. Depreciation and amortization are generally computed using the straight-line method over estimated useful lives ranging from three to five years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset. Routine maintenance and repair costs are expensed as incurred. The costs of major additions, replacements and improvements are capitalized. Gains and losses realized on the sale or disposal of property and equipment are recognized or charged to other expense in the consolidated statement of operations.

Depreciation of property and equipment is computed using the straight-line method over the following estimated useful lives:

Computers and equipment	3 years
Furniture and fixtures	5 years
Software	3 years

Leases

Right-of-use assets (“ROU assets”) represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Variable lease payments are not included in the calculation of the right-of-use asset and lease liability due to uncertainty of the payment amount and are recorded as lease expense in the period incurred. As most of the leases do not provide an implicit rate, the Company used its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Otherwise, the implicit rate was used when readily determinable. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Under the available practical expedient, the Company accounts for the lease and non-lease components as a single lease component for all classes of underlying assets as both a lessee and lessor. Further, management elected a short-term lease exception policy on all classes of underlying assets, permitting the Company to not apply the recognition requirements of this standard to short-term leases (i.e. leases with terms of 12 months or less).

Goodwill and Other Intangibles

Goodwill represents the excess of the cost of assets acquired over the fair value of the net assets at the date of acquisition. Intangible assets represent the fair value of separately recognizable intangible assets acquired in connection with the Company’s business combinations. The Company evaluates its goodwill and other intangibles for impairment on an annual basis or whenever events or circumstances indicate that an impairment may have occurred in accordance with the provisions of ASC 350, “Goodwill and Other Intangible Assets”. The Company reviewed for impairment and determined that no impairment indicators exist as of September 30, 2021 and December 31, 2020. See Footnote 5 for further discussion.

Revenue Recognition

Under the new standard, Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)”, the Company recognizes revenues when the following criteria are met: (i) persuasive evidence of a contract with a customer exists; (ii) identifiable performance obligations under the contract exist; (iii) the transaction price is determinable for each performance obligation; (iv) the transaction price is allocated to each performance obligation; and (v) when the performance obligations are satisfied. Revenues are recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration expected to be entitled to in exchange for those goods or services.

Lottery game revenue

Items that fall under this revenue classification include:

Lottery game sales

The Company’s performance obligations of delivering lottery games are satisfied at the time in which the digital representation of the lottery game is delivered to the user of the B2C Platform or the commercial partner of the B2B API, therefore, are recognized at a point in time. The Company receives consideration for lottery game sales at the time of delivery to the customer, being the user or commercial partner, as applicable. There is no variable consideration related to lottery game sales. As each individual lottery game delivered represents a distinct performance obligation and consideration for each game sale is fixed, representing the standalone selling price, there is no allocation of consideration necessary.

Other associated revenue

Items that fall under this revenue classification include:

Data licensing

The Company’s performance obligations in agreements with certain customers is to provide a license of intellectual property related to the Company’s compiled customer data. Customers pay a combination of a license issue fee paid up front and sales-based royalties. The transaction price is deemed to be the license issue fee stated in the contract. The licenses offered by the Company can be in the form of both functional and symbolic licenses. Those licenses designated as functional licenses are those with significant standalone functionality and provides customers with the right to use the Company’s intellectual property. This allows the Company to recognize revenue on the license issue fee at a point in time at the beginning of the contract, which is when the customer begins to have use of the license. Those licenses designated as symbolic provide the customer with the right to use the Company’s data on an ongoing basis with continued updates through the term of the agreement in the form of newly gathered data being made available to the customer. Variable consideration related to sales-based royalties is recognized only when (or as) the later of the following events occur: (i) the subsequent sale or usage occurs; or (ii) the performance obligation to which some or all of the sales-based or usage-based royalty has been allocated has been satisfied (or partially satisfied). For current performance obligations, the Company has included zero variable consideration in the transaction price as this represents the most likely amount as of the current reporting period.

Other licensing revenue

The Company’s performance obligations in agreements with certain customers is to provide a license of intellectual property related to the use of the Company’s tradename for marketing purposes by partners of the Company. Customers pay a license fee up front. The transaction price is deemed to be the license issue fee stated in the contract. The license offered by the Company represents a symbolic license which provides the customer with the right to use the Company’s intellectual property on an ongoing basis with continued support throughout the term of the contract in the form of ongoing maintenance of the underlying intellectual property. There is no variable consideration related to these performance obligations.

Affiliate marketing credit revenue

The Company’s performance obligation in agreements with certain third parties is to transfer previously acquired affiliate marketing credits (“credits”). The payment for these credits by the third parties is priced on a per-contract basis. The performance obligation in these agreements is to provide title rights of the previously acquired credits to the third party. This transfer is point-in-time when the revenue is recognized, and there are no variable considerations related to this performance obligation.

Arrangements with multiple performance obligations

The Company’s contracts with customers may include multiple performance obligations. For such arrangements, management allocates revenue to each performance obligation based on its relative standalone selling price. Management generally determines standalone selling prices based on the prices charged to customers.

Deferred Revenue

The Company records deferred revenue when cash payments are received or due in advance of any performance, including amounts which are refundable.

Payment terms vary by the type and location of the customer and the products or services offered. The term between invoicing and when payment is due is not significant. For certain products or services and customer types, management requires payment before the products or services are delivered to the customer.

Contract Assets

Given the nature of the Company’s services and contracts, it has no contract assets.

Taxes

Taxes assessed by a governmental authority that are both imposed on and concurrent with specific revenue-producing transactions, that are collected by us from a customer, are excluded from revenue.

Cost of Revenue

Cost of revenue consists primarily of variable costs, comprising (i) the cost of procurement of lottery games, minus winnings to users, additional expenses related to the sale of lottery games, including, commissions, affiliate fees and revenue shares; and (ii) payment processing fees on user fees, including, chargebacks imposed on the Company. Other non-variable costs included in cost of revenue include affiliate marketing credits acquired on a per-contract basis.

Stock Based Compensation

Effective October 1, 2019, the Company adopted ASU 2018-07, Compensation — “Stock Compensation (Topic 718): Improvements to Nonemployee Share-based Payment Accounting” (“ASC 718”), which addresses aspects of the accounting for nonemployee share-based payment transactions and accounts for share-based awards to employees in accordance with ASC 718, Stock Compensation. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the estimated service period (generally the vesting period) on the straight-line attribute method.

Recent Accounting Pronouncements

ASU No. 2020-09 (Topic 470), Debt

Amendments to SEC paragraphs pursuant to SEC release NO. 33-10762 amends terms related to Debt Guarantors and Issuers of Guaranteed Securities Registered or to be Registered with the SEC. The Company is currently evaluating the timing of adoption and impact of the updated guidance on its financial statements.

2.      Significant Accounting Policies

Basis of Presentation and Principle of Consolidation

The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) and reflect the accounts and operations of the Company and its majority or wholly owned subsidiaries, beginning with the date of their respective acquisition. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions to determine the reported amounts of assets, liabilities, revenue and expenses. Although management believes these estimates are reasonable, actual results could differ from these estimates. The Company evaluates its estimates on an ongoing basis and prepares its estimates on historical experience and other assumptions the Company believes to be reasonable under the circumstances.

Business Combinations

The Company has applied the provisions of FASB Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”), in accounting for business combinations. The Company uses the acquisition method of accounting for business combinations. The Company’s acquisition of TinBu, LLC (“TinBu”) is discussed further in Footnote 3.

Going Concern

The Company has experienced operating losses and negative operating cash flows for the years ended December 31, 2020 and 2019. As of the date of the issuance date of these financial statements, our existing cash resources, net proceeds from the Business Combination, and cash to be generated from future operations, are anticipated to be sufficient to fund the Company’s operating activities, including our anticipated operating, debt and capital expense requirements, for at least 12 months after June 30, 2021.

Cash and Restricted Cash

As of December 31, 2020 and 2019, cash was comprised of cash deposits. As of December 31, 2020, deposits with some banks exceeded federally insured limits with the majority of cash held in one financial institution. As of December 31, 2019, the Company held cash in one financial institution but at levels below federally insured limits. Management believes all financial institutions holding its cash are of high credit quality and does not believe the Company is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

The Company had no marketable securities as of December 31, 2020 and 2019.

Restricted cash as of December 31, 2020 included a $8,950,000 escrow deposit related to the Company’s future performance obligations to provide data access to a third party under a Master Service Agreement dated December 12, 2020. $2,000,000 out of the total amount of restricted cash was $8,950,000 was released and available for use based on the delivery of year-to-date 2020 sample data in December 2020. The remaining $6,950,000 will be released and available for use based on certain milestones as agreed with the third party.

Accounts Receivable

The Company through its various merchant providers pre-authorizes forms of payment prior to the sale of digital representation of lottery games to minimize exposure to losses related to uncollected payments and does not extend credit to the user of the B2C Platform or the commercial partner of the B2B API, being its customers, in the normal course of business. The Company estimates its bad debt exposure each period and records a bad debt provision for accounts receivable it believes it may not collect in full. The Company did not record any allowance for uncollectible receivables as of December 31, 2020 and 2019. The Company has not incurred bad debt expense historically.

Prepaid Expenses

Prepaid expenses consist of payments made for services to be consumed in future periods. The Company entered into an agreement with a third party to provide advertising services and issued equity instruments as compensation for the advertising services. The Company used the value of services received to value the equity instruments issued and amortizes as expenses as the services are received. The current portion of prepaid expenses is included in current assets on the consolidated balance sheet.

Investments

On August 2, 2018, AutoLotto purchased 186,666 shares of Class A-1 common stock of a third party business development partner representing 4% of the total outstanding shares of the third party company. As this investment resulted in less than 20% ownership, it was accounted for using the cost basis method.

Property and equipment, net

Property and equipment are stated at cost. Depreciation and amortization are generally computed using the straight-line method over estimated useful lives ranging from three to five years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset. Routine maintenance and repair costs are expensed as incurred. The costs of major additions, replacements and improvements are capitalized. Gains and losses realized on the sale or disposal of property and equipment are recognized or charged to other expense in the consolidated statement of operations.

Depreciation of property and equipment is computed using the straight-line method over the following estimated useful lives:

Computers and equipment	3 years
Furniture and fixtures	5 years
Software	3 years

Goodwill and Other Intangibles

Goodwill represents the excess of the cost of assets acquired over the fair value of the net assets at the date of acquisition. Intangible assets represent the fair value of separately recognizable intangible assets acquired in connection with the Company’s business combinations. The Company evaluates its goodwill and other intangibles for impairment on an annual basis or whenever events or circumstances indicate that an impairment may have occurred in accordance with the provisions of ASC 350, “Goodwill and Other Intangible Assets”. The Company performed its annual impairment test and determined that no impairment exists with respect to its goodwill as of December 31, 2020 and 2019. See Footnote 5 for further discussion.

Revenue Recognition

Under the new standard, Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)”,

Lottery game sales

The Company’s performance obligations of delivering lottery games are satisfied at the time in which the digital representation of the lottery game is delivered to the user of the B2C Platform or the commercial partner of the B2B API, therefore, are recognized at a point in time. The Company receives consideration for lottery game sales at the time of delivery to the customer, being the user or commercial partner, as applicable. There is no variable consideration related to lottery game sales.

Each individual lottery game delivered by the Company to the end user represents a distinct performance obligation and the consideration charged by the Company to each end user for each lottery game sale is fixed, representing the standalone selling price. At all times, the relationship between the user or customer is solely with the Company and it is the Company’s sole responsibility and risk to deliver the lottery game and to ensure the availability of the lottery game for redemption, as required.

The Company’s performance obligations of delivering lottery games commences at the point in time in which the user of the B2C Platform or a customer of the B2B API, as applicable, delivers the consideration for a lottery game to the Company following which the Company delivers the digital representation of the lottery game to such user or customer and thereafter procures the lottery game ticket from the seller of such lottery game ticket. There is no variable consideration related to lottery game sales and no allocation of consideration necessary.

In accordance with Accounting Standards Codification (“ASC”) 606, the Company evaluates the presentation of revenue on a gross versus net basis dependent on if the Company is a principal or agent. In making this evaluation, some of the factors that are considered include whether the Company has control over the specified good or services before they are transferred to the customer. The Company also assesses if it is primarily responsible for fulfilling the promise to provide the goods or services, has inventory risk, and has discretion in establishing the price. For all of the Company’s transactions, management concluded that gross presentation is appropriate, as the Company is primarily responsible for providing the performance obligation directly to the customers and assumes fulfilment risk of all lottery game sales as it retains physical possession of lottery game sales tickets from time of sale until the point of redemption. The Company also retains inventory risk an all lottery game sales tickets as they would be responsible for any potential winnings related to lost or unredeemable tickets at the time of redemption. Finally, while states has the authority to establish lottery game sales prices, the Company can add service fees to ticket prices evidencing its ability to establish the ultimate price of the lottery tickets being sold.

Data licensing

The Company’s performance obligations in agreements with certain customers is to provide a license of intellectual property related to the Company’s compiled customer data. Customers pay a combination of a license issue fee paid up front and sales-based royalties. The transaction price is deemed to be the license issue fee stated in the contract. The licenses offered by the Company can be in the form of both functional and symbolic licenses. Those licenses designated as functional licenses are those with significant standalone functionality and provides customers with the right to use the Company’s intellectual property. This allows the Company to recognize revenue on the license issue fee at a point in time at the beginning of the contract, which is when the customer begins to have use of the license. Those licenses designated as symbolic provide the customer with the right to use the Company’s data on an ongoing basis with continued updates through the term of the agreement in the form of newly gathered data being made available to the customer. For symbolic licenses, the Company therefore recognizes revenue rateably over the term of the contracts. Variable consideration related to sales-based royalties is recognized only when (or as) the later of the following events occur: (i) the subsequent sale or usage occurs; or (ii) the performance obligation to which some or all of the sales-based or usage-based royalty has been allocated has been satisfied (or partially satisfied). For current performance obligations, the Company has included zero variable consideration in the transaction price as this represents the most likely amount as of the current reporting period.

Other licensing revenue

The Company’s performance obligations in contracts with certain customers is to provide a license of intellectual property related to the use of the Company’s trade name for marketing purposes by partners of the Company. Customers pay a license fee up front. The transaction price is deemed to be the license issue fee stated in the contract. The license offered by the Company represents a symbolic license which provides the customer with the right to use the Company’s intellectual property on an ongoing basis with continued support throughout the term of the contract in the form of ongoing maintenance of the underlying intellectual property. The Company recognizes revenue rateably over the term of the contract. There are no variable considerations related to these performance obligations.

Arrangements with Multiple Performance Obligations

The Company’s contracts with customers may include multiple performance obligations. For such arrangements, management allocates revenue to each performance obligation based on its relative standalone selling price. Management generally determines standalone selling prices based on the prices charged to customers.

Deferred Revenues

The Company records deferred revenues when cash payments are received or due in advance of any performance, including amounts which are refundable.

Payment terms vary by the type and location of the customer and the products or services offered. The term between invoicing and when payment is due is not significant. For certain products or services and customer types, management requires payment before the products or services are delivered to the customer.

Contract Assets

Given the nature of the Company’s services and contracts, it has no contract assets.

Taxes

Taxes assessed by a governmental authority that are both imposed on and concurrent with specific revenue-producing transactions, that are collected by us from a customer, are excluded from revenue.

Cost of Revenue

Cost of revenue consists primarily of variable costs, comprising (i) the cost of procurement of lottery games, minus winnings to users, additional expenses related to the sale of lottery games, including, commissions, affiliate fees and revenue shares; and (ii) payment processing fees on user fees, including, chargebacks imposed on the Company.

Stock Based Compensation

Effective October 1, 2019, the Company adopted ASU 2018-07, Compensation — “Stock Compensation (Topic 718): Improvements to Nonemployee Share-based Payment Accounting” (“ASC 718”), which addresses aspects of the accounting for nonemployee share-based payment transactions and accounts for share-based awards to employees in accordance with ASC718, Stock Compensation. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the estimated service period (generally the vesting period) on the straight-line attribute method.

Advertising Costs

Advertising costs are charged to operations when incurred. Advertising costs for the years ended December 31, 2020 and 2019 were approximately $66,000 and $96,000, respectively.

Income Taxes

For both financial accounting and tax reporting purposes, the Company reports income and expenses based on the accrual method of accounting.

For federal and state income tax purposes, the Company reports income or loss from their investments in limited liability companies on the consolidated income tax returns. As such, all taxable income and available tax credits are passed from the limited liability companies to the individual members. It is the responsibility of the individual members to report the taxable income and tax credits, and to pay any resulting income taxes. Therefore, in relation to the income and losses incurred by the limited liability companies, they have been consolidated in the Company’s tax return and provision based upon its relative ownership.

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”), using the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for those deferred tax assets for which it is more likely than not that the related benefit will not be realized.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (i) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Generally, the taxing authorities can audit the previous three years of tax returns and in certain situations audit additional years. For federal tax purposes, the Company’s 2018 through 2020 tax years generally remain open for examination by the tax authorities under the normal three-year statute of limitations. For state tax purposes, the Company’s 2018 through 2020 tax years remain open for examination by the tax authorities under the normal four-year statute of limitations.

Fair Value of Financial Instruments

The Company determines the fair value of its financial instruments in accordance with the provisions of ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

•        Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

•        Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability

•        Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability.

Determination of fair value and the resulting hierarchy requires the use of observable market data whenever available.

The classification of an asset or liability in the hierarchy is based upon the lowest level of input that is significant to the measurement of fair value.

Fair value of stock options and warrants

Management uses the Black-Scholes option-pricing model to calculate the fair value of stock options and warrants. Use of this method requires management to make assumptions and estimates about the expected life of options and warrants, anticipated forfeitures, the risk-free rate, and the volatility of the Company’s share price. In making these assumptions and estimates, management relies on historical market data.

Recent Accounting Pronouncements

ASU 2014-09, Revenue from Contracts with Customers (Topic 606) “Revenue Recognition” (“ASC 606”)

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) “Revenue Recognition” (“ASC 606”). ASC 606 requires entities to recognize revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services.

On January 1, 2019, the Company adopted ASC 606 using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. Results for all reporting periods are presented under Topic 606. We did not have a cumulative impact as of January 1, 2019 due to the adoption of ASC 606.

ASU No. 2016-02 (Topic 842), Leases

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842) (“ASC 842”). ASC 842 requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Under ASC 842, a lessee is required to recognize assets and liabilities for leases with terms of more than 12 months.

Topic ASC 842 also provides a package of transition practical expedients that allows an entity to not reassess (i) whether any expired or existing contracts contain a lease; (ii) the lease classification of any expired or existing lease; and (iii) initial direct costs for any existing lease. The Company adopted ASC 842, effective January 1, 2019 and elected the package of transition practical expedients. The Company also elected additional transitional practical expedients that allow an entity to not reassess land easements not previously addressed under ASC 840 and to not recognize on the balance sheet leases with terms of less than 12 months. The Company is using the modified retrospective method without the recasting of comparative periods’ financial information. As a result of adopting the new standard, on January 1, 2019, the Company determined that the leases did not have a significant impact upon adoption of ASC 842.

ASU No. 2020-09 (Topic 470), Debt

Amendments to SEC paragraphs pursuant to SEC release NO. 33-10762 amends terms related to Debt Guarantors and Issuers of Guaranteed Securities Registered or to be Registered with the SEC. The Company is currently evaluating the timing of adoption and impact of the updated guidance on its financial statements.